Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Fair value of assets and liabilities [abstract]
Summary of Financial Assets and Liabilities
Fair value of financial assets and liabilities
	Estimated fair value		Statement of financial position value
	2019	2018	2019	2018
Financial assets
Cash and balances with central banks	53,202	49,987	53,202	49,987
Loans and advances to banks	35,133	30,549	35,136	30,422
Financial assets at fair value through profit or loss
– Trading assets	49,254	50,152	49,254	50,152
– Non-trading derivatives	2,257	2,664	2,257	2,664
– Assets mandatorily as at fair value through profit or loss	41,600	64,783	41,600	64,783
– Assets designated as at fair value through profit or loss	3,076	2,887	3,076	2,887
Financial assets at fair value through other comprehensive income
– Equity securities	2,306	3,228	2,306	3,228
– Debt securities	30,483	25,616	30,483	25,616
– Loans and advances	1,680	2,379	1,680	2,379
Securities at amortised cost	46,928	47,815	46,108	47,276
Loans and advances to customers	621,194	602,841	608,029	589,653
Other assets[1]	5,854	7,397	5,854	7,397
	892,966	890,299	878,985	876,444

Financial liabilities
Deposits from banks	35,086	37,631	34,826	37,330
Customer deposits	575,055	556,127	574,355	555,729
Financial liabilities at fair value through profit or loss
– Trading liabilities	28,042	31,215	28,042	31,215
– Non-trading derivatives	2,215	2,299	2,215	2,299
– Designated as at fair value through profit or loss	47,684	59,179	47,684	59,179
Other liabilities[2]	9,776	12,117	9,776	12,117
Debt securities in issue	118,844	119,893	118,528	119,751
Subordinated loans	17,253	13,519	16,588	13,724
	833,956	831,980	832,014	831,345

1Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.

2Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions, other taxation, social security contributions and lease liabilities.

Changes in Fair Value Hierarchy
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Financial Assets
Financial assets at fair value through profit or loss
- Trading assets	13,228	13,041	35,852	36,617	174	494	49,254	50,152
- Non-trading derivatives			2,249	2,636	8	27	2,257	2,664
- Assets mandatorily at fair value through profit or loss	22	141	40,196	63,601	1,381	1,042	41,600	64,783
- Assets designated as at fair value through profit or loss	203	147	1,628	1,665	1,244	1,075	3,076	2,887
Financial assets at fair value through other comprehensive income	32,165	27,218	343	1,256	1,961	2,749	34,468	31,223
	45,618	40,547	80,269	105,775	4,768	5,387	130,655	151,709

Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	1,446	5,706	26,401	25,387	195	122	28,042	31,215
– Non-trading derivatives			2,105	2,219	110	80	2,215	2,299
– Financial liabilities designated as at fair value through profit or loss	1,081	1,166	46,419	57,305	184	708	47,684	59,179
	2,527	6,872	74,924	84,911	490	910	77,942	92,693

Changes in Level 3 Financial Assets
Changes in Level 3 Financial assets
	Trading assets		Non-tradingderivatives		Financial assets mandatorily at FVPL		Financial assetsdesignated at FVPL		Financial assetsat FVOCI		Total

	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Opening balance	494	1,104	27	85	1,042		1,075	365	2,749	480	5,387	2,034
Effect of change in accounting policy due to the implementation of IFRS 9						1,653		–1		3,446		5,097
Realised gain/loss recognised in the statement of profit or loss during the period [1]	40	–54	–21	109	–63	10	–6	–20	–15	1	–66	45
Revaluation recognised in other comprehensive income during the period [2]									155	–131	155	–131
Purchase of assets	28	359		2	1,494	1,154	360	731	11	85	1,893	2,331
Sale of assets[3]	–53	–120	–3	–166	–832	–1,677	–212		–680	–557	–1,780	–2,521
Maturity/settlement[3]	–11	–42			–461	–78	–35		–212	–330	–719	–450
Reclassifications	–279				279				3	2	4	2
Transfers into Level 3	26	85	4		9		63			–0	103	85
Transfers out of Level 3	–72	–839			–88	–37			–53	–249	–214	–1,125
Exchange rate differences	1				–1	17			1	3	1	20
Changes in the composition of the group and other changes					2				1	–1	3	–1
Closing balance	174	494	8	27	1,381	1,042	1,244	1,075	1,961	2,749	4,768	5,387

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 43 million of unrealised gains and losses recognised in the statement of profit or loss.

2 Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

3 Prior period of Financial assets at FVOCI has been updated to improve consistency and comparability.

Changes in Level 3 Financial Liabilities
Changes in Level 3 Financial liabilities
					Financial liabilities designated as at fair value through profit or loss
	Trading liabilities		Non-trading derivatives				Available-for-sale investments
	2019	2018	2019	2018	2019	2018	2019	2018
Opening balance	122	1,073	80	68	708	101	910	1,242
Effect of change in accounting policy due to the implementation of IFRS 9				4				4
Realised gain/loss recognised in the statement of profit or loss during the period[1]	102	–67	–16	8	32	1	118	–58
Issue of liabilities	72	42	46		35	545	154	587
Early repayment of liabilities	–30	–87	–0		–10	–20	–40	–106
Maturity/settlement	–32	–37			–479	–11	–511	–49
Reclassifications
Transfers into Level 3	13	39			49	92	62	131
Transfers out of Level 3	–52	–844			–150		–202	–844
Exchange rate differences		–0				–0		–0
Changes in the composition of the group and other changes		2						2
Closing balance	195	122	110	80	184	708	490	910

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 115 million of unrealised gains and losses recognised in the statement of profit or loss.

Valuation Techniques and Range of Unobservable Inputs
Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	2019	2018	2019	2018			2019	2018	2019	2018
At fair value through profit or loss
Debt securities	920	807		3	Price based	Price (%)	0%	0%	121%	105%
					Net asset value	Price (%)	n/a	0%	n/a	0%
					Present value techniques	Credit spread (bps)	n/a	131	n/a	131
					Loan pricing model	Credit spread (bps)	n/a	n/a	n/a	n/a
Equity securities	146	162	1		Price based	Price	0	0	5,475	5,475
Loans and advances	1,576	1,047		15	Price based	Price (%)	0%	1%	104%	102%
					Present value techniques	Price (%)	n/a	100%	n/a	100%
						Credit spread (bps)	1	19	250	550
(Reverse) repo's	3	481	1	424	Present value techniques	Price (%)	4%	3%	4%	4%
Structured notes			184	284	Price based	Price (%)	83%	77%	124%	108%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Option pricing model	Equity volatility (%)	13%	13%	20%	34%
						Equity/Equity correlation	0.6	0.6	0.8	0.9
						Equity/FX correlation	-0.5	-0.7	0.3	0.5
						Dividend yield (%)	2%	1%	4%	5%
						Interest rate volatility (%)	n/a	49	n/a	86
						IR/IR correlation	n/a	0.8	n/a	0.8
					Present value techniques	Implied correlation	n/a	(0.7)	n/a	0.7
Derivatives
– Rates	13	57	68	39	Option pricing model	Interest rate volatility (bps)	17	23	137	300
						Interest rate correlation	n/a	0.8	n/a	0.8
						IR/INF correlation	n/a	n/a	n/a	n/a
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
						Prepayment rate (%)	n/a	n/a	n/a	n/a
						Inflation rate (%)	n/a	n/a	n/a	n/a
						Credit spread (bps)	n/a	46	n/a	46
– FX	1				Present value techniques	Inflation rate (%)	n/a	n/a	n/a	n/a
					Option pricing model	FX volatility (bps)	5		8
– Credit	102	67	183	86	Present value techniques	Credit spread (bps)	2	8	11,054	364
						Implied correlation	n/a	0.7	n/a	0.7
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	n/a	n/a	n/a	n/a
– Equity	42	68	50	54	Option pricing model	Equity volatility (%)	4%	4%	84%	94%
						Equity/Equity correlation	-	0.2	-	0.9
						Equity/FX correlation	-0.6	-0.80	0.6	0.5
						Dividend yield (%)	0%	0%	13%	13%
– Other	3	2	3	5	Option pricing model	Commodity volatility (%)	11%	12%	53%	79%
						Com/Com correlation	0.3	0.3	0.9	0.9
						Com/FX correlation	-0.5	-0.5	-0.3	-0.5
At fair value through other comprehensive income
– Debt					Price based	Price (%)	n/a	n/a	n/a	n/a
– Loans and advances	1,680	2,379			Present value techniques	Prepayment rate (%)	6%	6%	6%	6%
– Equity	282	317			Present value techniques	Credit spread (bps)	n/a	3.2	n/a	3.2
						Inflation rate (%)	3%	3%	3%	3%
						Price	1	-	187	-
						Other	n/a	63	n/a	80
Total	4,768	5,387	490	910

Fair Value of Sensitivity Analysis Instruments
Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from using reasonable possible alternatives		Negative fair valuemovements from using reasonable possible alternatives
	2019	2018	2019	2018
Fair value through profit or loss
Equity (equity derivatives, structured notes)	35	60		4
Interest rates (Rates derivatives, FX derivatives)	40	43
Credit (Debt securities, Loans, structured notes, credit derivatives)	10	39
	85	142	–	4

Fair Value of Assets and Liabilities at Amortised Cost
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Level 1		Level 2		Level 3		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Financial Assets
Loans and advances to banks[1]	728	445	11,469	7,152	20,570	20,742	32,767	28,339
Loans and advances to customers[1]	165	138	12,622	14,656	588,063	567,016	600,850	581,810
Securities at amortised cost	43,784	43,550	2,304	3,024	840	1,242	46,928	47,815
	44,677	44,132	26,395	24,832	609,473	589,000	680,545	657,964

Financial liabilities
Deposits from banks [1]		128	23,900	24,433	6,589	7,314	30,490	31,875
Customer deposits [1]	5,666	6,695	18,003	26,645	20,760	22,172	44,429	55,512
Debt securities in issue	57,563	47,985	42,638	52,194	18,642	19,713	118,844	119,893
Subordinated loans	14,552	10,840	2,701	2,679			17,253	13,519
	77,781	65,648	87,243	105,951	45,992	49,199	211,016	220,799

1 Financial assets and liabilities that are on demand are excluded from the fair value hierarchy as their fair value approximates the carrying value.